United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 12/31/2012

Check here if Amendment[ ];Amendment Number:
This Amendment(Check one):    [ ]is a restatement.
                              [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Barton Investment Management
Address: 100 Four Falls Corp Center, Suite 202
         West Conshohocken, PA 19428

Form 13F File Number:28-12324

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Singing this Report on Behalf of Reporting Manager:

Name: Jay Riley
Title: Managing Director
Phone: 610-260-0688

Signature, Place, and Date of Signing:

Jay Riley             West Conshohocken, PA       02/07/13
    Signature              City, State              Date

Report Type (Check only one):

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported on this report.)
[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 49
Form 13F Information Table Value Total: 159,025
                                       (thousands)
List of Other Included Managers: None


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FORM 13F INFORMATION TABLE
                                                          VALUE   SHARES/  SH/PUT/INVSTMT   OTHER  VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (X$1000)  PRN AMT  PRNCALLDSCRETN MANAGERS  SOLE SHARED   NONE
-------------------------     -------------   --------  -------  -------   -- --- ------  -------  ----  -----  ---

Interxion Holding Nv          Common Stock    N47279109   3,109     130,870SH     SOLE                            130,870
Abbott Laboratories           Common Stock    002824100   1,030      15,728SH     SOLE                             15,728
Air Lease Corp                Common Stock    00912X302   3,649     169,700SH     SOLE                            169,700
Altria Group Inc              Common Stock    02209S103     237       7,535SH     SOLE                              7,535
Amazon.com                    Common Stock    023135106  11,067      44,116SH     SOLE                             44,116
American Express              Common Stock    025816109   2,113      36,754SH     SOLE                             36,754
American Tower                Common Stock    03027X100  22,845     295,652SH     SOLE                            295,652
Anadarko Petroleum            Common Stock    032511107     758      10,200SH     SOLE                             10,200
Apple Computer Inc            Common Stock    037833100     426         800SH     SOLE                                800
Athenahealth Inc              Common Stock    04685W103  14,292     195,000SH     SOLE                            195,000
Auto Data Processing          Common Stock    053015103     501       8,800SH     SOLE                              8,800
Berkshire Hathaway Cl A       CL A            084670108     938           7SH     SOLE                                  7
Berkshire Hathaway Cl B       CL B            084670207     212       2,360SH     SOLE                              2,360
Cigna                         Common Stock     125509109    598      11,195SH     SOLE                             11,195
Cabot Oil & Gas               Common Stock     127097103    448       9,000SH     SOLE                              9,000
Chevron Texaco                Common Stock     166764100    439       4,064SH     SOLE                              4,064
Coca Cola Company             Common Stock     191216100    697      19,216SH     SOLE                             19,216
Colgate-Palmolive Co          Common Stock     194162103    209       2,000SH     SOLE                              2,000
DFC Global Corp               Common Stock    23324T107     278      15,000SH     SOLE                             15,000
DTS Inc                       Common Stock    23335C101   5,345     320,050SH     SOLE                            320,050
Destination Maternity Co      Common Stock    25065D100   1,824      84,590SH     SOLE                             84,590
Devon Energy New              Common Stock    25179M103     229       4,400SH     SOLE                              4,400
Dunn & Bradstreet Copr. New   Common Stock    26483E100     236       3,000SH     SOLE                              3,000
eBay                          Common Stock     278642103 10,707     209,960SH     SOLE                            209,960
Electronic Arts               Common Stock     285512109  4,003     275,662SH     SOLE                            275,662
Equifax Inc.                  Common Stock     294429105    244       4,500SH     SOLE                              4,500
Euronet Worldwide             Common Stock     298736109    663      28,100SH     SOLE                             28,100
Exxon Mobil                   Common Stock    30231G102   5,243      60,577SH     SOLE                             60,577
General Electric              Common Stock     369604103    664      31,648SH     SOLE                             31,648
Genworth Financial Inc        Common Stock    37247D106     105      14,000SH     SOLE                             14,000
Glaxosmithkline Plc           Common Stock    37733W105     219       5,033SH     SOLE                              5,033
Google Inc Class A            CL A            38259P508     765       1,081SH     SOLE                              1,081
I C U Medical                 Common Stock    44930G107   1,747      28,675SH     SOLE                             28,675
Intl Business Machines        Common Stock     459200101    565       2,950SH     SOLE                              2,950
Johnson & Johnson             Common Stock     478160104  2,351      33,542SH     SOLE                             33,542
Merck & Co Inc                Common Stock    58933Y105     534      13,046SH     SOLE                             13,046
Microsoft                     Common Stock     594918104    964      36,080SH     SOLE                             36,080
Netflix Inc                   Common Stock    64110L106  17,476     188,742SH     SOLE                            188,742
Northern Trust Corporation    Common Stock     665859104    378       7,538SH     SOLE                              7,538
Oracle                        Common Stock    68389X105     475      14,250SH     SOLE                             14,250
PVR Partners LP               Com Unit R Lim   693665101    802      30,870SH     SOLE                             30,870
Penn Virginia Corp            Common Stock     707882106    333      75,419SH     SOLE                             75,419
Pfizer Incorporated           Common Stock     717081103    286      11,400SH     SOLE                             11,400
Philip Morris Intl Inc        Common Stock     718172109    630       7,535SH     SOLE                              7,535
T Rowe Price Group            Common Stock    74144T108   4,216      64,748SH     SOLE                             64,748
Qualcomm                      Common Stock     747525103 26,140     422,575SH     SOLE                            422,575
Rackspace Hosting Inc         Common Stock     750086100  7,451     100,325SH     SOLE                            100,325
Union Pacific                 Common Stock     907818108    229       1,820SH     SOLE                              1,820
Wells Fargo & Co. New         Common Stock     949746101    355      10,375SH     SOLE                             10,375
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